Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

The estimated useful lives are as follows:

Leasehold improvement	Shorter of lease terms and estimated useful lives
Fixture and furniture	3 – 10 years
Office equipment	3 – 5 years
Motor vehicles	4 years

Schedule of Disaggregated Revenue from Contracts with Customers

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	59,217,081	16,385,013	15,155,854
– Licensing revenue	141,957,541	16,683,141	18,124,277
– Other services revenue	3,741,453	38,669,659	6,448,903
Subtotal	204,916,075	71,737,814	39,729,034
Revenue from IT related solution services	300,808,236	368,798,818	209,102,423
Total	505,724,311	440,536,632	248,831,457

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Services transferred at a point in time
– Revenue from educational content service	141,957,541	16,683,141	18,124,277
– Revenue from IT related solution services	299,803,227	368,742,494	206,568,685
Services transferred over time
– Revenue from educational content service	62,958,534	55,054,673	21,604,757
– Revenue from IT related solution services	1,005,009	56,324	2,533,738
Total	505,724,311	440,536,632	248,831,457

Schedule of Contract Liabilities

The details of contract liabilities are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Advance from educational content service and other services
– Subscription service	12,020,547	12,855,928	6,064,243
– Licensing service	172,690	—	—
	12,193,237	12,855,928	6,064,243
Advance from IT related solution services	277,834,773	73,876,049	5,967
Total	290,028,010	86,731,977	6,070,210

Schedule of Consolidated Statements of Operations	Operating expenses are reviewed in aggregate
	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenues	505,724,311	440,536,632	248,831,457	34,089,770
Cost of revenues	(511,265,334)	(424,345,616)	(201,991,119)	(27,672,670)
Total operating expenses	201,906,223	398,954,591	67,221,319	9,209,540
Total other (loss) income, net	(115,854)	161,579	(176,442)	(24,182)
Income tax benefits (expense)	10,980,054	(211,267)	(12,853,549)	(1,760,929)
Net loss	(196,583,046)	(382,813,263)	(33,410,972)	(4,577,541)